Summary of Significant Accounting Policies - Impairment of long-lived assets and goodwill (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies
Impairment loss	$ 0	$ 0	$ 0